Consolidated Statement of Profit or Loss - USD ($) $ in Thousands				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shipping income
Revenue (Note 4)				$ 854,669	$ 419,770	$ 1,210,341
Gains on disposal of vessels/other tangible assets (Note 8)				96,160	15,068	22,728
Other operating income (Note 4)				15,141	10,255	10,112
Total shipping income				965,970	445,093	1,243,181
Operating expenses
Voyage expenses and commissions (Note 5)				(175,187)	(118,808)	(125,430)
Vessel operating expenses (Note 5)				(216,094)	(220,706)	(218,390)
Charter hire expenses (Note 5)				(5,769)	(9,750)	(7,954)
Loss on disposal of vessels/other tangible assets (Note 8)				(347)	0	(1)
Depreciation tangible assets (Note 8)				(221,576)	(344,904)	(319,652)
Depreciation intangible assets (Note 9)				(1,021)	(90)	(99)
General and administrative expenses (Note 5)				(51,702)	(32,408)	(37,333)
Total operating expenses				(671,696)	(726,666)	(708,859)
RESULT FROM OPERATING ACTIVITIES				294,274	(281,573)	534,322
Finance income (Note 6)				27,140	14,934	21,496
Finance expenses (Note 6)				(133,009)	(95,541)	(91,553)
Net finance expenses				(105,869)	(80,607)	(70,057)
Share of profit (loss) of equity accounted investees (net of income tax) (Note 26)				17,650	22,976	10,917
PROFIT (LOSS) BEFORE INCOME TAX				206,055	(339,204)	475,182
Income tax benefit (expense) (Note 7)				(2,804)	427	(1,944)
PROFIT (LOSS) FOR THE PERIOD				203,251	(338,777)	473,238
Attributable to:
Owners of the company				$ 203,251	$ (338,777)	$ 473,238
Basic earnings per share (in dollars per share)				$ 1.01	$ (1.68)	$ 2.25
Diluted earnings per share (in dollars per share)				$ 1.01	$ (1.68)	$ 2.25
Weighted average number of shares (basic) (in shares)	201,677,981	201,677,981	215,078,497	201,747,963	201,677,981	210,193,707
Weighted average number of shares (diluted) (in shares)				201,994,217	201,773,240	210,206,403